Income Tax Expense - Summary of Income Tax Recognized in Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current period	$ 179,142	$ 192,388
Adjustment for prior periods	1,998	1,943
Total	181,140	194,331
Origination and reversal of temporary differences	(39,578)	(20,102)
Variation in tax rate	(1,053)	1,551
Adjustment for prior periods	(2,270)	(3,893)
Total	(42,901)	(22,444)
Income tax expense	$ 138,239	$ 171,887